Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Sales revenues	$ 102,409	$ 124,474	$ 83,966
Cost of sales	(48,435)	(59,486)	(43,164)
Gross profit	53,974	64,988	40,802
Income (expenses)
Selling expenses	(5,038)	(4,931)	(4,229)
General and administrative expenses	(1,594)	(1,332)	(1,176)
Exploration costs	(982)	(887)	(687)
Research and development expenses	(726)	(792)	(563)
Other taxes	(890)	(439)	(406)
Impairment (losses) reversals, net	(2,680)	(1,315)	3,190
Other income and expenses, net	(4,031)	1,822	653
Total Income (expenses)	(15,941)	(7,874)	(3,218)
Income before net finance expense, results of equity-accounted investments and income taxes	38,033	57,114	37,584
Finance income	2,169	1,832	821
Finance expenses	(3,922)	(3,500)	(5,150)
Foreign exchange gains (losses) and inflation indexation charges	(580)	(2,172)	(6,637)
Net finance expense	(2,333)	(3,840)	(10,966)
Results of equity-accounted investments	(304)	251	1,607
Net income before income taxes	35,396	53,525	28,225
Income taxes	(10,401)	(16,770)	(8,239)
Net income for the year	24,995	36,755	19,986
Net income attributable to shareholders of Petrobras	24,884	36,623	19,875
Net income attributable to non-controlling interests	$ 111	$ 132	$ 111